Finance Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Finance Liabilities
Analysis of Finance Liabilities on Balance Sheets
2022
Finance liabilities 142,370
Less: Deferred financing costs

(1,439)
Finance liabilities, net of deferred financing costs $ 140,931
Less: Current finance liabilities, net of deferred financing costs, current
(8,802)
Finance liabilities, excluding current maturities $ 132,129

Annual Lease Liabilities	Period Principal Repayment Year 1 $ 9,033 Year 2 9,437 Year 3 9,808 Year 4 10,224 Year 5 10,661 Year 6 and thereafter 93,207 Total $ 142,370